Segmented information (Tables)	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of Reported Segment

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$
		(Note 15)	(Note 15)
Assets by geographic segment, at cost
Canada
Current assets	1,774,479	8,503,709	4,638,504
Equipment	69,185	49,782	61,346
	1,843,664	8,553,491	4,699,850

Mexico
Current assets	1,468,869	1,104,022	408,413
Equipment	529,169	499,302	436,614
Mineral interests	58,966,941	48,839,128	42,647,361
	60,964,979	50,442,452	43,492,388
	62,808,643	58,995,943	48,192,238